Filed Pursuant to Rule 497(e)
                                                   1933 Act No.      333-83951
                                                   1940 Act No.      811-09497



                    RISING DIVIDEND GROWTH FUND (the "Fund")
                              A series of shares of
                EASTERN POINT ADVISORS FUNDS TRUST (the "Trust")

                         Supplement dated April 1, 2004
                                     to the
                         Prospectus dated March 5, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.



During the period March 5, 2004 through May 28, 2004 (the "Sales Period"), which may be extended by Investors Capital Corporation (the "Distributor"), the Distributor will pay participating financial service firms 100% of the applicable sales charge on Class A Shares of the Fund sold by such firms during the Sales Period. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.



                       PLEASE RETAIN FOR FUTURE REFERENCE